Average Annual Total Returns	12 Months Ended	14 Months Ended
	Dec. 31, 2024	Dec. 31, 2024		Dec. 31, 2024
S&P 500 Total Return Index
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	36.22%	[1],[2],[3]	36.67%	[4],[5],[6]
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	37.31%	44.93%	[1]
Performance Inception Date		Oct. 30, 2023
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	28.65%	35.90%	[1]
Kurv Yield Premium Strategy Amazon (AMZN) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	21.43%	30.10%	[1]
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	27.66%	34.17%	[2]
Performance Inception Date		Oct. 30, 2023
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	21.61%	27.79%	[2]
Kurv Yield Premium Strategy Google (GOOGL) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	16.02%	23.17%	[2]
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.19%	14.97%	[3]
Performance Inception Date		Oct. 30, 2023
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.43%	9.96%	[3]
Kurv Yield Premium Strategy Microsoft (MSFT) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	6.03%	9.31%	[3]
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	52.88%			60.24%	[5]
Performance Inception Date				Oct. 26, 2023
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	40.44%			47.49%	[5]
Kurv Yield Premium Strategy Netflix (NFLX) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	30.25%			40.04%	[5]
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	40.85%			54.37%	[6]
Performance Inception Date				Oct. 26, 2023
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	31.32%			43.28%	[6]
Kurv Yield Premium Strategy Tesla (TSLA) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	22.91%			35.18%	[6]
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	20.59%			26.36%	[4]
Performance Inception Date				Oct. 26, 2023
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	14.43%			19.97%	[4]
Kurv Yield Premium Strategy Apple (AAPL) ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.02%			17.30%	[4]

[1]	The YP Amazon Fund commenced operations on October 30, 2023.
[2]	The YP Google Fund commenced operations on October 30, 2023.
[3]	The YP Microsoft Fund commenced operations on October 30, 2023.
[4]	The Fund commenced operations on October 26, 2023.
[5]	The YP Netflix Fund commenced operations on October 26, 2023.
[6]	The YP Tesla Fund commenced operations on October 26, 2023.